N-2 - USD ($)			3 Months Ended
		Jan. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 30, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jan. 25, 2024
Cover [Abstract]
Entity Central Index Key		0001058239
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Western Asset High Income Fund II Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	—%
Offering Expenses Borne by the Fund (percentage of offering price)	0.40%
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00 (1)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)	0.40%
(1)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.40%
Other Transaction Expense 2 [Percent]		0.40%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Shares of Common Stock
ANNUAL EXPENSES
Management Fees (2)	1.12%
Interest Payment on Borrowed Funds (3)	2.53%
Other Expenses (4)	0.17%

TOTAL ANNUAL EXPENSES	3.82%

(2)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average weekly Managed Assets plus the proceeds of any outstanding Borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 30% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended April 30, 2023). If the Fund were to use leverage in excess of 30% of its Managed Assets, the management fees shown would be higher.

(3)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 30% of its
Managed Assets
(which equals the average level of leverage for the Fund’s fiscal year ended April 30, 2023). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.

Management Fees [Percent]	[2]	1.12%
Interest Expenses on Borrowings [Percent]	[3]	2.53%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.17%
Net Expense over Assets [Percent]		3.82%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in shares of Common Stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$39	$116	$196	$405

*
The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[5]	$ 39
Expense Example, Years 1 to 3	[5]	116
Expense Example, Years 1 to 5	[5]	196
Expense Example, Years 1 to 10	[5]	$ 405
Purpose of Fee Table , Note [Text Block]		The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our shares of Common Stock as a percentage of net assets attributable to shares of Common Stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
Management Fee not based on Net Assets, Note [Text Block]
(2)
The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average weekly Managed Assets plus the proceeds of any outstanding Borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 30% of its Managed Assets (the actual average amount of Borrowings during the fiscal year ended April 30, 2023). If the Fund were to use leverage in excess of 30% of its Managed Assets, the management fees shown would be higher.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s primary investment objective is to maximize current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
Effects of Leverage [Text Block]
Leverage.
Leverage creates a greater risk of loss, as well as a potential for more gain, for the shares of Common Stock than if leverage were
not used. Immediately following the completion of the Rights offering, the Fund’s amount of leverage outstanding will decrease. The leverage of the Fund as of January 25, 2024 was approximately 28% of the Fund’s Managed Assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to initially decrease to approximately 23% of the Fund’s Managed Assets. Subject to market conditions, however, the Fund anticipates issuing additional senior securities at a future date after the completion of the Rights offering. The Fund’s leverage ratio would increase following such an issuance of additional senior securities. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the net asset value and market price of the shares of Common Stock and the yield to holders of shares of Common Stock may be more volatile. Any investment income or gains earned with respect to assets attributable to senior securities in excess of the interest due on such senior securities will augment the Fund’s income. Conversely, if the investment performance with respect to assets attributable to senior securities fails to cover the interest on such senior securities, the value of the Fund’s shares of Common Stock may decrease more quickly than would otherwise be the case, and distributions on the Common Stock could be reduced or eliminated. Interest payments and fees incurred in connection with such senior securities will reduce the amount of net income available for distribution to holders of the shares of Common Stock.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
The following table sets forth for the quarters indicated, the high and low closing sale prices on the NYSE per share of our Common Stock and the net asset value and the premium or discount from net asset value per share at which the shares of Common Stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	NAV per Common Stock on Date of Market Price (1)		NYSE Market Price per Common Stock (2)		Premium/(Discount) on Date of Market Price (3)		Trading (2)
During Quarter Ended	High	Low	High	Low	High	Low	Volume
October 31, 2023	$4.78	$4.41	$5.07	$4.18	6.1%	-5.2%	10,491,555
July 31, 2023	$4.80	$4.58	$4.96	$4.39	3.3%	-4.14%	8,630,167
April 30, 2023	$5.34	$4.67	$5.69	$4.74	6.55%	1.5%	9,809,890
January 31, 2023	$5.27	$4.83	$5.54	$4.59	5.1%	-5.0%	14,627,045
October 31, 2022	$5.58	$4.76	$5.93	$4.24	6.3%	-10.9%	11,995,462
July 30, 2022	$5.71	$5.10	$5.40	$4.93	-5.4%	-3.3%	15,989,196
April 30, 2022	$6.64	$5.91	$6.76	$5.36	1.8%	-9.3%	17,259,420
January 31, 2022	$6.99	$6.66	$7.30	$6.35	4.4%	-4.7%	12,053,359
October 31, 2021	$7.18	$7.10	$7.75	$7.10	7.9%	0.0%	7,234,894
July 31, 2021	$7.19	$7.14	$7.40	$7.04	2.9%	-1.4%	7,593,962

(1)	Based on the Fund’s computations.
(2)	Source: NYSE.
(3)	Based on the Fund’s computations.
On January 25, 2024, the last reported net asset value per share of Common Stock was $4.77 and the last reported sales price per Common Stock on the NYSE was $4.64.

Lowest Price or Bid	[6]		$ 4.18	$ 4.39	$ 4.74	$ 4.59	$ 4.24	$ 4.93	$ 5.36	$ 6.35	$ 7.1	$ 7.04
Highest Price or Bid	[6]		5.07	4.96	5.69	5.54	5.93	5.4	6.76	7.3	7.75	7.4
Lowest Price or Bid, NAV	[7]		4.41	4.58	4.67	4.83	4.76	5.1	5.91	6.66	7.1	7.14
Highest Price or Bid, NAV	[7]		$ 4.78	$ 4.8	$ 5.34	$ 5.27	$ 5.58	$ 5.71	$ 6.64	$ 6.99	$ 7.18	$ 7.19
Highest Price or Bid, Premium (Discount) to NAV [Percent]			6.10%	3.30%	6.55%	5.10%	6.30%	(5.40%)	1.80%	4.40%	7.90%	2.90%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(5.20%)	(4.14%)	1.50%	(5.00%)	(10.90%)	(3.30%)	(9.30%)	(4.70%)	0.00%	(1.40%)
NAV Per Share													$ 4.77

[1]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell shares of Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[2]	The Manager receives an annual fee, payable monthly, in an amount equal to 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding Borrowings used for leverage. For the purposes of this table, we have assumed that the Fund has utilized leverage in an aggregate amount of 30% of its net assets (the actual average amount of Borrowings during the period fiscal year ended April 30, 2023). If the Fund were to use leverage in excess of 30% of its net assets, the management fees shown would be higher.
[3]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 30% of its net assets (which equals the average level of leverage for the Fund’s fiscal year ended April 30, 2023). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year assuming the completion of the proposed issuance.
[5]	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[6]	Source: NYSE.
[7]	Based on the Fund’s computations.